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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-5460
       -------------------------------------------------------------------------

                          AIM Treasurer's Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Robert H. Graham  11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ----------------

Date of fiscal year end:    8/31
                        ------------------

Date of reporting period: 11/30/04
                         -----------------

Item 1.  Schedule of Investments.

                                PREMIER PORTFOLIO
           Quarterly Schedule of Portfolio Holdings o November 30, 2004


    Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund
                          was renamed Premier Portfolio


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-PRE-QTR-1 11/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
COMMERCIAL PAPER--31.66% (a)

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--0.43%
Old Line Funding, LLC (Royal Bank of
Canada-ABS Program Sponsor) (Acquired
10/29/04; Cost $3,390,178)
2.00%                                        (b)(c)     12/20/04    $    3,400     $  3,396,411
================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--13.67%
Blue Spice LLC (Deutsche Bank A.G.-ABS
Program Sponsor) (Acquired
10/04/04;Cost $17,908,460)
1.99%                                        (b)        01/04/05        18,000       17,966,170
------------------------------------------------------------------------------------------------

Concord Minutemen Capital Co.,
LLC-Series A (Liberty Hampshire Co.-ABS
Program Sponsor) (Acquired 11/04/04;
Cost $10,234,707)
2.16%                                        (b)        02/08/05        10,294       10,251,383
------------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
Sponsor) (Acquired 10/21/04; Cost
$23,874,267)
2.05%                                        (b)        01/21/05        24,000       23,930,300
------------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank
A.G.-ABS Program Sponsor) (Acquired
10/22/04; Cost $14,919,317)
2.06%                                        (b)        01/24/05        15,000       14,953,650
------------------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New
York-ABS Program Sponsor) (Acquired
09/28/04; Cost $24,879,299)
1.91%                                        (b)        12/28/04        25,000       24,964,188
------------------------------------------------------------------------------------------------

Tannehill Capital Co., LLC (Liberty
Hampshire Co., LLC (The)-ABS Program
Sponsor) (Acquired 07/28/04; Cost
$14,947,550)
1.92%                                        (b)        01/21/05        15,090       15,048,955
================================================================================================
                                                                                    107,114,646
================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--4.96%

Edison Asset Securitization, LLC (GE
Capital Corp.-ABS Program Sponsor)
(Acquired 10/06/04; Cost $23,853,454)
1.99%                                        (b)        01/14/05        24,013       23,928,534
------------------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
N.V.-ABS Program Sponsor) (Acquired
11/19/04; Cost $14,888,964)
2.12%                                        (b)        12/30/04        14,925       14,899,511
================================================================================================
                                                                                     38,828,045
================================================================================================

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--1.27%

Grampian Funding LLC (HBOS Treasury
Services PLC-ABS Program
Sponsor)(Acquired 10/06/04; Cost
$9,944,722)
2.02%                                        (b)        02/02/05        10,000        9,975,678
================================================================================================

INVESTMENT BANKING & BROKERAGE--1.92%

Morgan Stanley, Floating Rate
2.13%                                        (d)        12/13/04        15,000       15,000,000
================================================================================================


I-PRE-QTR-1                           F-1

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
LETTER OF CREDIT--1.38%

Alabama (State of) Industrial Development
Authority (Commscope Project); Taxable
Series 1995 Notes (LOC-Wachovia Bank N.A.)
2.16%                                        (e)        12/21/04     $  10,800    $  10,800,000
================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.23%

General Electric Capital Corp.
1.90%                                                   12/14/04        41,000       40,971,869
================================================================================================

REGIONAL BANKS--2.80%

Nationwide Building Society (United
Kingdom)
1.91%                                                   12/30/04        22,000       21,966,151
================================================================================================

Total Commercial Paper (Cost $248,052,800)                                          248,052,800
================================================================================================

VARIABLE RATE DEMAND NOTES--20.52% (f)

INSURED--1.43% (g)

California (State of) Housing Finance
Agency; Taxable Series 1998 T RB
2.06%                                        (h)        08/01/29         5,000        5,000,000
------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Taxable Series 1998 F-2 RB
2.18%                                        (h)        11/15/16           389          389,229
------------------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital
& Healthcare Services; Taxable Series
1994 A RB
2.10%                                        (h)        11/01/15         3,900        3,900,000
------------------------------------------------------------------------------------------------
Florida (State of) Baptist Health
System of South Florida; Taxable Series
1995 B RB
2.08%                                        (h)        05/15/25         1,900        1,900,000
================================================================================================
                                                                                     11,189,229
================================================================================================

LETTER OF CREDIT GUARANTEED--19.09% (h)

Albuquerque (City of), New Mexico
(Ktech Corp. Project); Taxable Series
2002 IDR (LOC-Wells Fargo Bank N.A.)
2.10%                                        (h)        11/01/22         1,455        1,455,000
------------------------------------------------------------------------------------------------
American Association of Retired
Persons; Taxable Series 2001 Notes
(LOC-Bank of America N.A.)
2.15%                                        (h)        05/01/31        11,000       11,000,000
------------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000
Bonds (LOC-Wachovia Bank N.A.)
2.20%                                        (h)        02/01/15           100          100,000
------------------------------------------------------------------------------------------------
Belk, Inc.; Taxable Series 1998 Bonds
(LOC-Wachovia Bank N.A.) (Acquired
05/18/04; Cost $16,000,000)
2.20%                                        (b)(h)     07/01/08        16,000       16,000,000
------------------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
Authority (Langboard Inc. Project);
Taxable Series 2003 IDR (LOC-Bank of
America N.A.)
2.18%                                        (h)        05/01/18             1            1,000
------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Series
1999-F Floating Rate Notes
(LOC-JPMorgan Chase Bank)
2.08%                                        (h)        12/02/19         6,860        6,860,000
------------------------------------------------------------------------------------------------



I-PRE-QTR-1                           F-2

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Capital One Funding Corp.; Series
2000-B Floating Rate Notes
(LOC-JPMorgan Chase Bank) (Acquired
03/23/04; Cost $7,909,000)
2.08%                                        (b)(h)     07/01/20    $    7,909     $  7,909,000
------------------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
Floating Rate Notes (LOC-JPMorgan Chase
Bank)
2.08%                                        (h)        07/01/20        13,151       13,151,000
------------------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating
Rate Notes (LOC-Wells Fargo Bank N.A.)
2.10%                                        (h)        02/02/43           400          400,000
------------------------------------------------------------------------------------------------

Fayette (County of), Ohio (Fayette
County Memorial Hospital); Taxable
Series 2003 RB (LOC-National City Bank)
2.10%                                        (h)        08/01/23           100          100,000
------------------------------------------------------------------------------------------------
Four Dam Pool Power Agency; Refunding
Electric Taxable Series 2004 B RB
(LOC-Dexia Credit Local)
2.05%                                        (h)        07/01/26         4,250        4,250,000
------------------------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
Series 2002-E Floating Rate Notes
(LOC-JPMorgan Chase Bank)
2.08%                                        (h)        04/01/32           100          100,000
------------------------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
Authority (Gas Portfolio III Project);
Taxable Gas Series 2004 A RB
(LOC-Wachovia Bank N.A.; Bayerische
Landesbank; JPMorgan Chase Bank)
2.21%                                        (h)        02/01/15        16,760       16,760,000
------------------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
Rate Notes (LOC-ABN AMRO Bank N.V.)
2.25%                                        (h)        12/01/39            70           70,000
------------------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
Rate Notes (LOC-Federal Home Loan Bank
of Indianapolis)
2.13%                                        (h)        09/01/33           362          361,612
------------------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
Industrial Development Authority
(Bouras Industries); Taxable Series
2002 C IDR (LOC-Wachovia Bank N.A.)
2.23%                                        (h)        11/01/13             1            1,000
------------------------------------------------------------------------------------------------

Liberty (County of), Georgia Industrial
Authority (Hugo Boss Inc. Project);
Taxable Series 2002 RB (LOC-Wachovia
Bank N.A.)
2.25%                                        (h)        01/01/18           100          100,000
------------------------------------------------------------------------------------------------

Michigan (State of), Grand Traverse
Band Economic Development Corp.;
Taxable Series 2003 RB (LOC-Bank of
America N.A.)
2.15%                                        (h)        09/01/18         7,600        7,600,000
------------------------------------------------------------------------------------------------

North Carolina (State of) Roman
Catholic Diocese of Charlotte; Series
2002 Floating Rate Bonds (LOC-Wachovia
Bank N.A.)
2.18%                                        (h)        05/01/14           903          903,000
------------------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
Diocese of Raleigh; Series 2002 A RB
(LOC-Bank of America N.A.)
2.23%                                        (h)        06/01/18         6,900        6,900,000
------------------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
Rate Bonds (LOC-ABN AMRO Bank N.V.)
(Acquired 08/14/03; Cost $1,000)
2.25%                                        (b)(h)     01/01/15             1            1,000
------------------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
Floating Rate Bonds (LOC-Regions Bank)
2.21%                                        (h)        09/01/20        18,000       18,000,000
------------------------------------------------------------------------------------------------



I-PRE-QTR-1                           F-3

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Richmond (City of), Virginia Redevelopment
& Housing Authority (Old Manchester Project);
Taxable Series 1995 B RB (LOC-Wachovia Bank
N.A.)
2.00%                                        (i)        12/01/25    $    1,000       $1,000,000
------------------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Series 2002
Floating Rate Notes (LOC-Fifth Third
Bank)
2.13%                                        (h)        12/01/22             1            1,000
------------------------------------------------------------------------------------------------

S&L Capital LLC; Floating Rate Notes
(LOC-Comerica Bank)
2.23%                                        (h)        11/04/42             1            1,000
------------------------------------------------------------------------------------------------

San Jose (City of), California
Redevelopment Agency (Merged Area);
Taxable Series 2002 G RB (LOC-Bank of
New York)
2.15%                                        (h)        08/01/29            24           24,343
------------------------------------------------------------------------------------------------

San Jose (City of), California
Redevelopment Agency (Merged Area);
Taxable Series 2002 H RB (LOC-Bank of
New York)
2.15%                                        (h)        08/01/29           773          772,881
------------------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
Floating Rate Notes (LOC-Bank of
America N.A.)
2.15%                                        (h)        09/01/28         5,651        5,651,000
------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 1996 A
Floating Rate Notes (LOC-ABN AMRO Bank
N.V.)
2.25%                                        (h)        10/01/46         6,565        6,565,000
------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 C
Floating Rate Notes (LOC-ABN AMRO Bank
N.V.)
2.18%                                        (h)        08/01/53        11,455       11,455,000
------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D
Floating Rate Notes (LOC-Federal Home
Loan Bank of Indianapolis)
2.13%                                        (h)        10/01/53           614          614,153
------------------------------------------------------------------------------------------------

Utah (State of) Telecommunication Open
Infrastructure Agency; Taxable Series
2004 RB (LOC-Bank of America N.A.)
2.15%                                        (h)        07/15/26        11,500       11,500,000
================================================================================================
                                                                                    149,606,989
================================================================================================

Total Variable Rate Demand Notes (Cost
$160,796,218)                                                                       160,796,218
================================================================================================

CERTIFICATES OF DEPOSIT--10.21%

CALYON (France)
1.76%                                                   12/03/04        40,000       40,000,022
------------------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
2.25%                                                   04/04/05        10,000       10,000,000
------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
2.00%                                                   01/10/05        30,000       30,000,000
================================================================================================

Total Certificates Of Deposit (Cost
$80,000,022)                                                                         80,000,022
================================================================================================



I-PRE-QTR-1                           F-4

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
ASSET-BACKED SECURITIES--6.56%

FULLY BACKED--1.92%

Racers Trust-Series 2004-6-MM, Floating
Rate MTN (Acquired 04/22/04; Cost
$15,000,000)
2.14%                                        (b)(i)     04/22/05     $  15,000      $15,000,000
================================================================================================

STRUCTURED--4.64%

Granite Mortgages PLC (United
Kingdom)-Series 2004-1, Class 1A-1,
Floating Rate Bonds
2.10%                                        (i)        12/20/04         9,992        9,991,563
------------------------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom) -
Series 14A, Class A-1, Floating Rate
Bonds (Acquired 10/28/04; Cost
$15,000,000)
2.14%                                        (b)(i)     09/21/05        15,000       15,000,000
------------------------------------------------------------------------------------------------

Residential Mortgage Securities (United
Kingdom)-Series 17A, Class A-1,
Floating Rate Bonds (Acquired 02/19/04;
Cost $11,382,980)
2.11%                                        (b)(i)     02/14/05        11,383       11,382,980
================================================================================================
                                                                                     36,374,543
================================================================================================

Total Asset-Backed Securities (Cost
$51,374,543)                                                                         51,374,543
================================================================================================

MASTER NOTE AGREEMENTS--4.47%

Merrill Lynch Mortgage Capital,
Inc.(Acquired 08/23/04; Cost
$35,000,000)
2.20%                                        (b)(j)(k)  02/23/05        35,000       35,000,000
================================================================================================

MEDIUM-TERM NOTES--3.45%

MetLife Global Funding, Floating Rate
MTN (Acquired 08/26/03; Cost
$10,000,000)
2.14%                                        (b)(i)     10/14/05        10,000       10,000,000
------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The); Floating
Rate MTN
1.83%                                        (l)        10/08/10        17,000       17,000,000
================================================================================================

Total Medium-Term Notes (Cost
$27,000,000)                                                                         27,000,000
================================================================================================

PROMISSORY NOTES--3.45%

Goldman Sachs Group, Inc.
(The)(Acquired 06/29/04; Cost
$27,000,000)
2.18%                                        (b)(c)(d)  12/27/04        27,000       27,000,000
================================================================================================

FUNDING AGREEMENTS--3.19%

New York Life Insurance Co. (Acquired
04/07/04; Cost $15,000,000)
2.07%                                        (b)(c)(i)  04/06/05        15,000       15,000,000
------------------------------------------------------------------------------------------------

Travelers Insurance Co. (The) (Acquired
11/24/04; Cost $10,000,000)
2.47%                                        (b)(c)(l)  11/21/05        10,000       10,000,000
================================================================================================

Total Funding Agreements (Cost
$25,000,000)                                                                         25,000,000
================================================================================================



I-PRE-QTR-1                           F-5

                                                                        PAR
                                                        MATURITY       (000)           VALUE
================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--2.17%

FEDERAL HOME LOAN BANK (FHLB)--0.89%

Unsec. Bonds,
1.35%                                                   04/29/05    $    7,000     $  7,000,000
------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--1.28%

Unsec. Notes,
1.66%                                                   05/20/05        10,000       10,000,000
================================================================================================

Total U.S. Government Agency Securities
(Cost $17,000,000)                                                                   17,000,000
================================================================================================

Total Investments (excluding Repurchase
Agreements) (Cost $671,223,583)                                                     671,223,583
================================================================================================

REPURCHASE AGREEMENTS--14.32%

Barclays Capital Inc.-New York Branch
(United Kingdom)
2.08%                                        (m)        12/01/04        22,172       22,172,253
------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
Branch (France)
2.12%                                        (n)        12/01/04        30,000       30,000,000
------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New
York Branch (United Kingdom)
2.08%                                        (o)        12/01/04        30,000       30,000,000
------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
2.08%                                        (p)        12/01/04        30,000       30,000,000
================================================================================================

Total Repurchase Agreements (Cost
$112,172,253)                                                                       112,172,253
================================================================================================

TOTAL INVESTMENTS--100.00% (Cost
$783,395,836)                                (q)                                   $783,395,836
================================================================================================




Investment Abbreviations:

ABS                         Asset Backed Security

IDR                         Industrial Development Revenue Bonds

LOC                         Letter of Credit

MTN                         Medium Term Notes

RB                          Revenue Bonds

Unsec.                      Unsecured



I-PRE-QTR-1                           F-6

         Notes to Schedule of Investments:

(a) Security traded on a discount basis. In such instances, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2004 was $321,607,760, which represented 41.05% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at November 30, 2004 was $55,396,411, which represented 7.07% of the Fund's Total Investments.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(e) Principal and interest payments are fully enhanced by the letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(g) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.

(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2004.

(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2004.

(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on Novermber 30, 2004

(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(m) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $1,500,086,667. Collateralized by $1,676,848,514 U.S. Government obligations, 4.50% to 7.00% due 07/01/14 to 11/01/34 with an aggregate market value at 11/30/04 of $1,530,000,000. The amount to be received upon by the Fund is $22,173,534.

(n) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $850,050,115. Collateralized by $965,197,849 Corporate and U.S. Government obligations, 0% to 16.75% due 05/01/05 to 10/20/34 with an aggregate market value at 11/30/04 of $886,665,845. The amount to be upon repurchase by the Fund is $30,001,769.

(o) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $900,052,000. Collateralized by $910,584,565 U.S. Government obligations, 0% to 5.93% due 02/15/19 to 07/01/44 with an aggregate market value at 11/30/04 of $918,001,531. The amount to be received upon repurchase Fund is $30,001,733.

(p) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $1,000,057,778. Collateralized by $1,039,603,518 U.S. Government obligations, 3.33% to 6.00% due 04/01/09 to 07/01/36 with an aggregate market value at 11/30/04 of $1,020,000,000. The amount to be upon repurchase by the Fund is $30,001,733.

(q)      Also represents cost for federal income tax purposes.


         See accompanying notes which are an integral part of this schedule.




I-PRE-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.





I-PRE-QTR-1                           F-8

                          PREMIER TAX-EXEMPT PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004

    Effective October 15, 2004, INVESCO Treasurer's Tax-Exempt Reserve Fund
                    was renamed Premier Tax-Exempt Portfolio


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com           I-PTE-QTR-1 11/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)



                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--10.13%
Tuscaloosa (City of) Educational Building
Authority (Stillman College Project); Refunding
Capital Improvement VRD Series 2002 A RB
(LOC-AmSouth Bank)
    1.82%, 10/01/23                             (b)(c)(d)              --           VMIG-1             $     3,100     $  3,100,000
-----------------------------------------------------------------------------------------------------------------------------------

ARIZONA--1.00%
Phoenix (City of); Refunding Unlimited Tax Series
1993 A GO
    5.20%, 07/01/05                                                   AA+              Aa1                    300           305,621
-----------------------------------------------------------------------------------------------------------------------------------

COLORADO--4.08%
Colorado (State of) Housing & Finance Authority
(G.A. Wright Asset Management LLC); Economic
Development VRD Series 2004 A RB (LOC-Wells
Fargo Bank N.A.
    1.79%, 04/01/29                             (b)(c)(d)(e)         A-1+               --                   1,250        1,250,000
-----------------------------------------------------------------------------------------------------------------------------------

FLORIDA--3.32%
Orange (County of) Health Facilities Authority
(Presbyterian Retirement Communities Project);
VRD Series 1998 RB (LOC-Bank of America N.A.)
(Acquired 11/30/04; Cost $1,017,000)
    1.74%, 11/01/28                             (b)(c)(d)(f)(g)        --               --                   1,017        1,017,000
-----------------------------------------------------------------------------------------------------------------------------------

GEORGIA--8.60%
Floyd (County of) Development Authority (Shorter
College Project); VRD Series 1998 RB (LOC-
SunTrust Bank)
    1.82%, 06/01/17                             (b)(c)(d)            A-1+               --                   2,200        2,200,000
-----------------------------------------------------------------------------------------------------------------------------------

Henry (County of) School District; Unlimited Tax
Series 2002 GO
    5.00%, 04/01/05                             (h)                   AAA              Aaa                     180          182,290
-----------------------------------------------------------------------------------------------------------------------------------

Municipal Electric Authority (Project One); Sub
Series 1997 A RB
    6.00%, 01/01/05                             (h)                   AAA              Aaa                     250          250,954
===================================================================================================================================
                                                                                                                          2,633,244
===================================================================================================================================



I-PTE-QTR-1                          F-1

                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--11.68%
Chicago (City of) Economic Development (Crane
Carton Co. Project); VRD Series 1992 RB (LOC
-Bank of America N.A.)
    1.84%, 06/01/12                             (b)(c)(d)            A-1+               --              $      300       $  300,000
-----------------------------------------------------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
Series 1999 C RB
    5.38%, 02/01/05                             (h)                   AAA              Aaa                     320          322,263
-----------------------------------------------------------------------------------------------------------------------------------
Chicago (City of); Equipment Notes Unlimited Tax
Series 1996 GO
    5.60%, 01/01/05                             (h)                   AAA              Aaa                     500          501,849
-----------------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
(American College of Surgeons); VRD Series 1996
RB (LOC-Northern Trust Co.)
    1.72%, 08/01/26                             (b)(c)(d)            A-1+               --                   2,200        2,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Whiteside Rock Island & Henry (Counties of)
Community Unit School District; Unlimited Tax
Series 1993 GO
    6.00%, 01/01/05                             (i)(j)(k)             NRR              NRR                     100          100,393
-----------------------------------------------------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) School District
No. 205; Unlimited Tax Series 1992 C GO
    5.90%, 02/01/05                             (h)                   AAA              Aaa                     150          151,181
===================================================================================================================================
                                                                                                                          3,575,686
===================================================================================================================================

INDIANA--2.78%
Lake (County of) Park District; Refunding
Unlimited Tax Series 2002 GO
    3.00%, 12/31/04                             (h)                   AAA              Aaa                     850          851,250
===================================================================================================================================

IOWA--3.27%
Iowa (State of) Finance Authority (YMCA
Project); Economic Development VRD Series 2000
RB (LOC-Wells Fargo Bank N.A)
    1.79%, 06/01/10                             (b)(c)(d)(j)           --               --                   1,000        1,000,000
===================================================================================================================================

KANSAS--0.66%
Leawood (City of); Unlimited Tax Temporary
Notes Series 2004-2 GO
    3.00%, 10/01/05                                                    --            MIG-1                     200          202,170
===================================================================================================================================


I-PTE-QTR-1                          F-2

                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--4.74%

Michigan (State of) Strategic Fund (YMCA of
Metropolitan Detroit Project); VRD Series 2001
RB (LOC-JPMorgan Chase Bank)
    1.78%, 05/01/31                             (b)(c)(d)            A-1+               --              $      100      $   100,000
-----------------------------------------------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
Corp. (Rochester College Project); Limited
Obligation VRD Series 2001 RB (LOC-JPMorgan
Chase Bank)
    1.79%, 08/01/21                             (b)(c)(d)              --           VMIG-1                   1,350        1,350,000
===================================================================================================================================
                                                                                                                          1,450,000
===================================================================================================================================

MISSISSIPPI--0.49%
De Soto (County of) School District; Unlimited
Tax Series 2004 B GO
    4.00%, 05/01/05                             (h)                    --              Aaa                     150          151,507
===================================================================================================================================

MONTANA--0.98%
Great Falls (City of) Industrial Development
Authority (Safeway Inc. Project); Refunding VRD
Series 1991 IDR (LOC-Deutsche Bank A.G.)
    1.45%, 12/01/04                             (d)(k)(i)            A-1+               --                     300          300,000
===================================================================================================================================

NEBRASKA--1.00%
Douglas (County of) School District No. 001;
Unlimited Tax Series 1999 GO
    4.90%, 12/09/04                             (i)(l)                AAA              Aa2                     300          306,251
===================================================================================================================================

NEW JERSEY--0.56%
Sayreville (City of) School District; Unlimited
Tax Series 2002 GO
    4.63%, 03/01/05                             (h)                   AAA              Aaa                     170          171,362
===================================================================================================================================

NEW YORK--0.90%
New York (State of) Housing Finance Agency
(Watergate II-A Project); Multi-family Housing
Series 2004 RB (LOC-
JPMorgan Chase Bank)
    1.40%, 02/15/05                             (d)(e)                 --              Aa1                     105          105,000
===================================================================================================================================

New York (State of) Tollway Authority (Highway
& Bridge Trust Fund); Series 1995 A RB
    5.50%, 04/01/05                             (i)(l)                AAA              Aaa                     165          170,645
===================================================================================================================================
                                                                                                                            275,645
===================================================================================================================================

I-PTE-QTR-1                          F-3

                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--6.21%
Carteret (County of) Industrial Facilities &
Pollution Control Financing Authority (TexasGulf
Inc. Project); VRD Series 1985 PCR (LOC-BNP
Paribas)
    1.80%, 10/01/05                             (b)(c)(d)              --              Aa2             $     1,900     $  1,900,000
===================================================================================================================================

OHIO--0.33%
Copley-Fairlawn (City of) School District;
Refunding & Improvement Unlimited Tax Series
2002 GO
    2.00%, 12/01/04                             (h)                    --              Aaa                     100          100,000
===================================================================================================================================

OKLAHOMA--5.32%

Muskogee (City of) Industrial Trust (Muskogee
Mall Ltd. Special Project); VRD Series 1985 IDR
(LOC-Bank of America N.A.)
    1.89%, 12/01/15                             (b)(c)(d)              --           VMIG-1                   1,527        1,527,000
-----------------------------------------------------------------------------------------------------------------------------------

Muskogee (City of) Industrial Trust (Warmack-
Muskogee Ltd.); VRD Series 1985 RB (LOC-
Bank of America N.A.)
(Acquired 11/05/04; Cost $100,000)
    1.89%, 12/01/15                             (b)(c)(d)(f)           --              Aa1                     100          100,000
===================================================================================================================================
                                                                                                                          1,627,000
===================================================================================================================================

OREGON--2.09%
Beaverton (City of); Refunding Water Series 2004
B RB
    3.00%, 06/01/05                             (h)                   AAA              Aaa                     230          231,624
-----------------------------------------------------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
    3.00%, 06/30/05                                                 SP-1+            MIG-1                     200          201,412
-----------------------------------------------------------------------------------------------------------------------------------
Salem (City of); Refunding Unlimited Tax Series
2004 GO
    2.00%, 05/01/05                             (h)                   AAA              Aaa                     205          205,362
===================================================================================================================================
                                                                                                                            638,398
===================================================================================================================================

PENNSYLVANIA--3.92%

Berks (County of) Pennsylvania Industrial
Development Authority (Lutheran Services);
Health Care VRD Series 1998 A IDR
    1.68%, 01/01/28                             (b)(c)(h)              --           VMIG-1                   1,200        1,200,000
===================================================================================================================================

SOUTH CAROLINA--2.52%
South Carolina (State of) Jobs Economic
Development Authority (Persona Inc. Project);
VRD Series 1998 RB (LOC-ABN AMRO Bank N.V.)
    1.75%, 04/01/18                             (b)(c)(d)(e)          A-1               --                     770          770,000
===================================================================================================================================



I-PTE-QTR-1                          F-4

                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--8.49%
Tullahoma (City of) Industrial Development Board
(Marine Master Project); VRD Series 2002 IDR
(LOC-AmSouth Bank)
    1.92%, 10/01/17                             (b)(c)(d)(e)           --              P-1             $     2,600      $ 2,600,000
===================================================================================================================================

TEXAS--6.18%
Amarillo (City of) Health Facilities Corp.
(Panhandle Pooled Health Care); VRD Series 1985
RB (LOC-BNP Paribas)
    1.78%, 05/31/25                             (b)(c)(d)              --           VMIG-1                     950          950,000
-----------------------------------------------------------------------------------------------------------------------------------
Corpus Christi (City of) Utility System; Refunding
& Improvement Series 2002 RB
    3.00%, 07/15/05                             (h)                   AAA              Aaa                     200          201,227
-----------------------------------------------------------------------------------------------------------------------------------
Dallas (City of); Refunding Limited Tax Series
2003 A GO
    4.00%, 02/15/05                                                   AA+              Aa1                     125          125,731
-----------------------------------------------------------------------------------------------------------------------------------
Humble (City of) Independent School District;
Refunding Unlimited Tax Series 1997 GO (CEP-
Texas Permanent School Fund)

    4.65%, 02/15/05                                                   AAA              Aaa                     100          100,707
-----------------------------------------------------------------------------------------------------------------------------------
Kaufman (County of); Limited Tax Series 2002
COP
    4.00%, 02/15/05                             (h)                   AAA              Aaa                     100          100,585
-----------------------------------------------------------------------------------------------------------------------------------

Socorro (City of) Independent School District;
Unlimited Tax Series 2004 GO (CEP-Texas
Permanent School Fund)
    3.00%, 08/15/05                                                   AAA               --                     260          262,443
-----------------------------------------------------------------------------------------------------------------------------------

Texas (State of); Series 2004 TRAN
    3.00%, 08/31/05                                                 SP-1+            MIG-1                     150          151,545
===================================================================================================================================
                                                                                                                          1,892,238
===================================================================================================================================

WASHINGTON--2.85%

Benton (County of) School District No.017
(Kennewick); Unlimited Tax Series 1994 GO
    4.80%, 12/01/04                             (i)(l)                AAA              Aaa                     100          100,000
-----------------------------------------------------------------------------------------------------------------------------------
Island (County of) School District No.204
(Coupeville); Unlimited Tax Series 2004 GO
    3.00%, 12/01/04                             (h)                    --              Aaa                     271          270,585
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma (City of) Metropolitan Park District;
Unlimited Tax Series 2003 A GO
    2.00%, 12/01/04                             (h)                   AAA              Aaa                     200          200,000
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma (City of); Refunding Limited Tax Series
2001 GO
    4.13%, 12/01/04                             (h)                   AAA              Aaa                     100          100,000
-----------------------------------------------------------------------------------------------------------------------------------
Thurston (County of) School District No. 033
(Tumwater); Refunding Unlimited Tax Series 2004
GO
    3.00%, 06/01/05                             (h)                    --              Aaa                     200          201,038
===================================================================================================================================
                                                                                                                            871,623
===================================================================================================================================



I-PTE-QTR-1                          F-5

                                                                       RATINGS                 (a)          PAR
                                                                  S&P              MOODY'S                 (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--7.90%
Appleton (City of) Redevelopment Authority (Fox
Cities Performing Arts Center Project);
Redevelopment VRD Series 2001 B RB (LOC-
JPMorgan Chase Bank; M&I Marshall & Isley
Bank)
    1.78%, 06/01/36                             (b)(c)(d)              --           VMIG-1              $      900      $   900,000
-----------------------------------------------------------------------------------------------------------------------------------
Madison (City of) Community Development
Authority (Hamilton Point Apartments Project);
Refunding Multi-Family Housing VRD Series
1997 A RB (LOC-JPMorgan Chase Bank)
(Acquired 08/28/02; Cost $920,000)
    1.51%, 10/01/22                             (b)(c)(d)(f)(j)        --               --                     920          920,000
-----------------------------------------------------------------------------------------------------------------------------------
Milwaukee (City of) Area Technical College
District; Unlimited Tax Series 2004 B Promissory
Notes
    2.50%, 06/01/05                                                    --              Aa2                     150          150,520
-----------------------------------------------------------------------------------------------------------------------------------

Racine (City of) Unified School District; Unlimited
Tax Series 2004 Promissory Notes
    2.50%, 04/01/05                             (h)                    --              Aaa                     195          195,598
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
Management Program; Series 2004 A-3 COP

    3.00%, 09/20/05                             (j)                    --               --                     250          252,604
===================================================================================================================================
                                                                                                                          2,418,722
===================================================================================================================================
Total Municipal Obligations
(Cost $30,607,717)                                                                                                       30,607,717
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$30,607,717)                                    (m)                                                                     $30,607,717
===================================================================================================================================


ABBREVIATIONS:

CEP        -    Credit Enhancement Provider
COP        -    Certificates of Participation
GO         -    General Obligation Bonds
IDR        -    Industrial Development Revenue Bonds
LOC        -    Letter of Credit
NRR        -    Not Re-Rated
PCR        -    Pollution Control Revenue Bonds
RB         -    Revenue Bonds
TAN        -    Tax Anticipation Notes
TRAN       -    Tax and Revenue Anticipation Notes
VRD        -    Variable Rate Demand




I-PTE-QTR-1                          F-6

NOTES TO SCHEDULE OF INVESTMENTS:


(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.

(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2004.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)      Security subject to the alternative minimum tax.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2004 was $2,037,000, which represented 6.66% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(j) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.

(k) Interest rate is redetermined semiannually. Rate shown is the rate in effect on November 30, 2004.

(l) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(m)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


I-PTE-QTR-1                          F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

   Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

   The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.




I-PTE-QTR-1                          F-8

                            PREMIER U.S. GOVERNMENT
                                 MONEY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004

         Effective October 15, 2004, INVESCO U.S. Government Money Fund was renamed Premier U.S. Government Money Portfolio


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              I-PUSGM-QTR-1 11/04         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                        PAR
                                                                         MATURITY      (000)          VALUE
===============================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--48.32%

FEDERAL FARM CREDIT BANK--7.44%

Bonds,
3.88%                                                                    02/01/05     $2,730        $2,738,224
===============================================================================================================

FEDERAL HOME LOAN BANK--15.63%

Unsec. Bonds,
6.14%                                                                    12/23/04        260           260,690
---------------------------------------------------------------------------------------------------------------
5.38%                                                                    02/15/05        500           504,138
---------------------------------------------------------------------------------------------------------------
1.31%                                                                    04/22/05      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
Unsec. Disc. Notes,                                              (a)
1.98%                                                                    03/23/05      2,000         1,987,680
---------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
1.80%                                                            (b)     03/15/05      2,000         1,999,914
===============================================================================================================
                                                                                                     5,752,422
===============================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--25.25%

Unsec. Disc. Notes,                                              (a)
2.42%                                                                    05/04/05      2,327         2,302,910
---------------------------------------------------------------------------------------------------------------
2.50%                                                                    05/25/05      1,000           987,847
---------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
2.11%                                                            (c)     05/10/05      5,000         5,000,000
---------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
1.88%                                                                    12/15/04      1,000         1,000,139
===============================================================================================================
                                                                                                     9,290,896
===============================================================================================================

Total U.S. Government Agency Securities (Cost $17,781,542)                                          17,781,542
===============================================================================================================

Total Investments (excluding Repurchase Agreements) (Cost $17,781,542)                              17,781,542
===============================================================================================================

REPURCHASE AGREEMENTS--51.68%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
2.06%                                                            (d)     12/01/04      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
2.06%                                                            (e)     12/01/04      7,000         7,000,000
---------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
2.06%                                                            (f)     12/01/04      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
2.06%                                                            (g)     12/01/04      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
2.07%                                                            (h)     12/01/04      6,019         6,019,124
---------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch (Switzerland)
2.06%                                                            (i)     12/01/04      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
2.06%                                                            (j)     12/01/04      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
2.06%                                                            (k)     12/01/04      1,000         1,000,000
===============================================================================================================

Total Repurchase Agreements (Cost $19,019,124)                                                      19,019,124
===============================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $36,800,666)                    (l)                               $36,800,666
===============================================================================================================



I-PUSGM-QTR-1                         F-1

         Investment Abbreviations:


         Disc.  --  Discounted

         Unsec. --  Unsecured



         Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(c) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(d) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $250,014,306. Collateralized by $251,153,000 U.S. Government obligations, 0% to 5.75% due 12/15/04 to 01/15/12 with an aggregate market value at November 30, 2004 of $255,000,638. The amount to be received upon repurchase by the Fund is $1,000,057.

(e) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $300,017,167. Collateralized by $302,849,000 U.S. Government obligations, 0% to 6.50% due 01/07/05 to 08/15/19 with an aggregate market value at November 30, 2004 of $306,000,142. The amount to be received upon repurchase by the Fund is $7,000,401.

(f) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $610,913,345. Collateralized by $627,184,000 U.S. Government obligations, 0% to 8.12% due 12/03/04 to 03/15/31 with an aggregate market value at November 30, 2004 of $623,096,463. The amount to be received upon repurchase by the Fund is $1,000,000.

(g) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $250,014,306. Collateralized by $254,094,000 U.S. Government obligations, 3.00% to 4.00% due 08/15/07 to 07/25/18 with an aggregate market value at November 30, 2004 of $255,000,956. The amount to be received upon repurchase by the Fund is $1,000,057.

(h) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $500,028,750. Collateralized by $506,184,000 U.S. Government obligations, 0% to 6.75% due 12/27/04 to 05/02/18 with an aggregate market value at November 30, 2004 of $510,000,321. The amount to be received upon repurchase by the Fund is $6,019,470.

(i) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $150,008,583. Collateralized by $154,628,000 U.S. Government obligations, 0% due 05/02/05 to 05/03/05 with an aggregate market value at November 30, 2004 of $153,000,815. The amount to be received upon repurchase by the Fund is $1,000,057.

(j) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $350,020,028. Collateralized by $350,388,000 U.S. Government obligations, 0% to 7.23% due 12/27/04 to 08/20/19 with an aggregate market value at November 30, 2004 of $357,000,546. The amount to be received upon repurchase by the Fund is $1,000,057.

(k) Joint repurchase agreement entered into November 30, 2004 with an aggregate maturing value of $200,011,444. Collateralized by $747,890,000 U.S. Government obligations, 0% to 6.75% due 07/21/05 to 11/05/32 with an aggregate market value at November 30, 2004 of $204,000,498. The amount to be received upon repurchase by the Fund is $1,000,057.

(l)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.



I-PUSGM-QTR-1                         F-2

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.




I-PUSGM-QTR-1                         F-3

Item 2. Controls and Procedures.

       (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

       (b) There have been no changes in the Registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably like to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer's Series Trust

By:             /s/ ROBERT H. GRAHAM
                ----------------------------
                Robert H. Graham
                Principal Executive Officer

Date:           January 28, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:             /s/ ROBERT H. GRAHAM
                ---------------------------
                Robert H. Graham
                Principal Executive Officer

Date:           January 28, 2005


By:             /s/ SIDNEY M. DILGREN
                ---------------------------
                Sidney M. Dilgren
                Principal Financial Officer

Date:           January 28, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.